Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions based on wages paid to covered employees	$ 1.4	$ 1.4	$ 1.5
Percent of Income	100.00%
Voluntary contributions to the 401(k) profit-sharing plans and trusts	$ 3.3	$ 4.1	$ 4.1